Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 31,152,364	$ 23,004,546	$ 13,002,056
Restricted cash, current	1,400,000	100,000
Receivables			166,932
Prepaids and other current assets	5,741,542	4,508,284	2,225,214
Total current assets	38,293,906	27,612,830	15,394,202
Property, machinery and equipment, net	4,787,679	2,321,100	1,787,082
Intangible assets, net	321,595	305,482	217,911
Operating right of use asset	8,156,424	316,040
Deferred offering costs	6,202,630	2,610,024
Restricted cash, non-current	415,759	415,000
Other non-current assets	2,265,000	2,740,000	1,979,550
Total non-current assets			3,984,543
Total assets	60,442,993	36,320,476	19,378,745
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Accounts payable	3,143,818	1,862,667	695,610
Accrued expenses	5,285,664	3,063,880	711,464
Loan payable, current	15,534,593
Contract liabilities, current	1,464,200	1,913,734
Operating lease liability, current	1,009,827	254,197
Share repurchase liability, current	22,000,001
Other current liabilities	2,279,115	219,980	8,963
Total current liabilities	50,717,218	7,314,458	1,416,037
Contract liabilities, non-current	1,610,740	711,090	709,300
Warrant liability	6,316,678	3,206,185
SAFE notes	162,925,780	314,439,663	2,500,000
Operating lease liability, non-current	7,767,283	71,961
Other non-current liabilities	5,431,665	48,626	56,422
Non-current liabilities:
Total liabilities	234,769,364	325,791,983	4,681,759
Preferred stock
Series Seed preferred stock	28	42	42
Series Seed-1 preferred stock	3	3	3
Series Seed-2 preferred stock	5	5	5
Series A preferred stock	62	62	62
Series A-1 preferred stock	32	32	32
FF Preferred common stock		20	20
Common stock	19	86	95
Additional paid-in capital	48,013,423	39,866,244	37,003,971
Treasury Stock	(21,999,900)
Accumulated deficit	(200,340,043)	(329,338,001)	(22,307,244)
Total stockholders’ deficit	(174,326,371)	(289,471,507)	14,696,986
Total liabilities and stockholders’ deficit	60,442,993	36,320,476	19,378,745
Stable Road Acquisition Corp [Member]
Current assets:
Cash	9,296	214,811	1,093,184
Prepaids and other current assets	43,922	81,850	268,616
Prepaid income taxes	328,538	328,538
Total current assets	381,756	625,199	1,361,800
Cash and marketable securities (investments) held in Trust Account	172,749,491	173,107,749	172,846,011
Total assets	173,131,247	173,732,948	174,207,811
Current liabilities
Accounts payable and accrued expenses	9,180,583	2,485,896
Promissory note – third party	321,500
Promissory note – related party	321,500
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Accrued expenses		2,485,896	147,742
Income taxes payable			47,567
Total current liabilities	8,823,583	2,485,896	195,309
Deferred underwriting fee payable	6,900,000	6,900,000	6,900,000
Warrant liabilities	37,453,975	48,077,888	7,857,175
Non-current liabilities:
Total liabilities	54,177,558	57,463,784	14,952,484
Commitments and Contingencies
Class A common stock subject to possible redemption, value	113,953,680	111,269,160	154,255,320
Preferred stock
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, value	638	666	236
Class B common stock, value	431	431	431
Additional paid-in capital	42,535,328	45,416,946
Accumulated deficit	(37,536,388)	(40,418,039)	4,999,340
Total stockholders’ deficit	5,000,009	5,000,004	5,000,007
Total liabilities and stockholders’ deficit	$ 173,131,247	$ 173,732,948	$ 174,207,811